Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Year-end spot rate [Member] | YEN [Member]
Condensed Financial Statements, Captions [Line Items]
Currency exchange rates	¥1=US$0.007519	¥1=US$0.008208	¥1=US$0.009034
Year-end spot rate [Member] | HK [Member]
Condensed Financial Statements, Captions [Line Items]
Currency exchange rates	HK$1=US$0.127391	HK$1=US$0.127705	HK$1=US$0.128627
Year-end spot rate [Member] | RMB [Member]
Condensed Financial Statements, Captions [Line Items]
Currency exchange rates	RMB1=US$0.145602	RMB1=US$0.157652
Year-end spot rate [Member] | MYR [Member]
Condensed Financial Statements, Captions [Line Items]
Currency exchange rates	MYR1=US$ 0.22659
Average rate [Member] | YEN [Member]
Condensed Financial Statements, Captions [Line Items]
Currency exchange rates	¥1=US$0.007402	¥1=US$0.008908	¥1=US$0.009434
Average rate [Member] | HK [Member]
Condensed Financial Statements, Captions [Line Items]
Currency exchange rates	HK$1=US$0.127573	HK$1=US$ 0.128462	HK$1=US$0.128987
Average rate [Member] | RMB [Member]
Condensed Financial Statements, Captions [Line Items]
Currency exchange rates	RMB1=US$0.146072	RMB1=US$0.155818
Average rate [Member] | MYR [Member]
Condensed Financial Statements, Captions [Line Items]
Currency exchange rates	MYR1=US$0.224985